Accrued Expenses - Related Party	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses - Related Party

NOTE 13 – ACCRUED EXPENSES – RELATED PARTY

At September 30, 2020, the Company is obligated to pay $21,270 in accrued expenses due to related parties. The total amount is made up of accounts payable to related parties. During the quarter ended September 30, 2020, David Masters signed a settlement and general release giving up any right to his $195,000 in accrued salary – related party. In exchange for this settlement and general release, the Company granted David Masters a note with a principal amount of $195,000, which is described further in Note 10.

At March 31, 2020, the Company was obligated to pay $252,607 in accrued expenses due to related parties. Of the total, $38,954 was made up of accounts payable, while $213,653 is made up of accrued salaries and potential payroll taxes payable.

NOTE 11–ACCRUED EXPENSES – RELATED PARTY

At March 31, 2020, the Company was obligated to pay $252,607 in accrued expenses due to related parties. Of the total, $38,954 was made up of accounts payable, while $213,653 was made up of accrued salaries.

At March 31, 2019, the Company is obligated to pay $576,393 in accrued expenses due to related parties. Of the total, $89,186 is made up of accounts payable, while $487,207 is made up of accrued salaries and payroll taxes payable.